Note 13 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of currecny risk explanatory [text block]
	As at November 30,	As at November 30,
	2022	2021
	($)	($)
Assets
United States Dollar	80,053	138,692
Brazilian Real	44	18
Colombian Peso	392	183
Total	80,489	138,893